Debt	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
Debt
6.	Debt
In July 2018, the Company entered into a term loan facility with certain lenders (“2018 Loan”) with a borrowing capacity of $45.0 million to finance working capital and repay all outstanding amounts owed under previous loans. The Company borrowed $35.0 million, with issuance costs of $1.1 million and net proceeds of $33.9 million. The 2018 Loan was secured by substantially all of the Company’s assets, contained customary affirmative and negative covenants, and required the Company to maintain minimum cash balances and attain certain customer billing targets. The 2018 Loan had a five
-year maturity and interest was calculated at LIBOR plus 6.55%. The 2018 Loan agreement was amended on March 20, 2019 to extend the interest only monthly payments through June 30, 2021 to be followed by equal monthly payments of principal and interest. As of January 31, 2021, the Company was in compliance with all financial and non-financial
debt covenants.
Transaction costs upon entering into the 2018 Loan were recorded as debt discount and were amortized over the term of the 2018 Loan.
There was no interest expense incurred during the three months ending July 31, 2021; the interest expense incurred during the three months ended July 31, 2020 was $0.8 million.
Total interest expense incurred during the six months ended
July 31, 2021 and 2020 was $1.5 million and $1.6 million, respectively. There was no accrued interest as of July 31, 2021 and January 31, 2021.
In March 2021, the Company repaid the
entire
loan balance of $35.0 million plus accrued interest and prepayment fees of $1.2 million.

7. Debt
In December 2014, the Company entered into a $20.0 million term loan agreement to finance working capital requirements and repay certain indebtedness of the Company’s original credit facility (the “2014 Loan”). The 2014 Loan was to be repaid in forty-eight monthly installments commencing on September 1, 2016; the first fifteen payments were interest only, followed by thirty-three equal monthly payments of principal and interest. Interest was calculated at 8.75% plus LIBOR, provided that the interest rate could not be less than 9.75%. The borrowings were secured by substantially all of the Company’s assets.
In July 2018, the Company entered into a term loan facility with certain lenders (the “2018 Loan”) with a borrowing capacity of $45.0 million to finance working capital and repay all outstanding amounts owed under the 2014 Loan, of which $10.0 million expired unused in June 2019. The Company borrowed $35.0 million, with issuance costs of $1.1 million and net proceeds of $33.9 million. The 2018 Loan is secured by substantially all of the Company’s assets, contains customary affirmative and negative covenants, and requires the Company to maintain minimum cash balances and attain certain customer billing targets. The 2018 Loan has a five-year maturity and interest is calculated at LIBOR plus 6.55%. The 2018 Loan agreement was amended on March 20, 2019 to extend the interest only monthly payments through June 30, 2021 to be followed by equal monthly payments of principal and interest. The Company believes that the fair value of the term loan approximates the recorded amount as of January 31, 2021, as the interest rates on the long-term debt are variable and the rates are based on market interest rates after consideration of default and credit risk (using Level 2 inputs). As of January 31, 2021 and 2020 the Company was in compliance with all financial and non-financial
debt covenants.
Transaction costs upon entering into the 2018 Loan were recorded as debt discount and are amortized over the term of the 2018 Loan.
Total interest expense incurred during the years ended January 31, 2021, 2020, and 2019 was $3.3 million, $3.5 million, and $3.7 million, respectively. There was no accrued interest as of January 31, 2021 and 2020.
Total future principal payments under all borrowings as of January 31, 2021 were as follows:

(in thousands)
Years Ending January 31,
2022	11,667
2023	17,500
2024	5,833

Total payments	$35,000

In March 2021, the Company repaid the entire loan balance of $35.0 million plus accrued interest and prepayment fees of $1.2 million.